ING USA ANNUITY AND LIFE INSURANCE COMPANY (FORMERLY GOLDEN AMERICAN LIFE INSURANCE COMPANY)
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY


                              PROSPECTUS SUPPLEMENT
                               DATED JUNE 24, 2004

                                TO THE PROSPECTUS
                                DATED MAY 1, 2004

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

                                    ISSUED BY

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
                            ("SMARTDESIGN SIGNATURE")

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2004. You should read and keep this supplement along with the prospectus.

The annual charge for Option Package II shown in the Mortality and Expense Risk Charge section on page 14 of the prospectus should read 1.30%.
















ING USA ANNUITY AND LIFE INSURANCE COMPANY (FORMERLY GOLDEN AMERICAN LIFE INSURANCE COMPANY) ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

SmartDesign Signature 133260                                            06/24/04